Cover	Jun. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2023
Entity File Number	1-13873
Entity Registrant Name	STEELCASE INC.
Entity Central Index Key	0001050825
Entity Tax Identification Number	38-0819050
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	901 44th Street SE
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49508
City Area Code	(616)
Local Phone Number	247-2710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SCS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false